EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
EQUIPMENT

During the year ended December 31, 2018, the Company wrote-off $425,925 of mining equipment in Bolivia that was no longer in use. During the year ended December 31, 2017, the Company wrote-off $159,666 (2016 - $Nil) of equipment in Mongolia that was no longer in use.

On October 10, 2018, the Company signed a lease agreement (the “Lease”) with an arms-length private Mongolian company (the “Lessee”) whereby the Lessee plans to perform mining operations at The Company’s Ulaan Ovoo coal mine and will pay The Company USD2.00 (the “Production Royalty”) for every tonne of coal shipped from the Ulaan Ovoo site premises. The Lessee paid The Company USD100,000 in cash (recorded as other income on the consolidated statement of operations) as a non-refundable advance royalty payment and is preparing, at its own and sole expense, to restart and operate the Ulaan Ovoo mine with its own equipment, supplies, housing and crew.

The Lease is valid for 3 years with an annual advance royalty payment (“ARP”) for the first year of USD100,000 which was due and paid upon signing, and USD150,000 and USD200,000 due on the 1st and 2nd anniversary of the Lease, respectively. The ARP can be credited towards the USD2.00 per tonne Production Royalty payments to be made to The Company as the Lessee starts to sell Ulaan Ovoo coal. The 3-year Lease can be extended upon mutual agreement.

The impaired value of $Nil for deferred development costs at Ulaan Ovoo property at December 31, 2019 (2018, 2017 - $Nil) remains unchanged.

The following table summarized information regarding the Company’s equipment as at December 31, 2017, 2018, and 2019:

	Computer	Furniture &		Mining
	Equipment	Equipment	Vehicles	Equipment	Total
Cost
Balance, December 31, 2016	$100,221	$279,213	$453,854	$1,534,745	$2,368,033
Additions	(147)	(2,383)	-	-	(2,530)
Impairment charge	-	-	(281,162)	(219,916)	(501,078)
Balance, December 31, 2017	$100,074	$276,830	$172,692	$1,314,829	$1,864,425
Accumulated depreciation
Balance, December 31, 2016	$94,900	$181,639	$339,916	$833,971	$1,450,426
Depreciation for year	1,795	35,434	18,434	167,837	223,500
Impairment charge	-	-	(228,508)	(112,904)	(341,412)
Balance, December 31, 2017	$96,695	$217,073	$129,842	$888,904	$1,332,514
Carrying amount at December 31, 2017	$3,379	$59,757	$42,850	$425,925	$531,911
Cost
Balance, December 31, 2017	$100,074	$276,830	$172,692	$1,314,829	$1,864,425
Additions/Disposals	3,180	2,015	-	24,476	29,671
Impairment charge	-	-	-	(1,314,829)	(1,314,829)
Balance, December 31, 2018	$103,254	$278,845	$172,692	$24,476	$579,267
Accumulated depreciation
Balance, December 31, 2017	$96,695	$217,073	$129,842	$888,904	$1,332,514
Depreciation for year	1,316	16,351	13,337	3,491	34,495
Impairment charge	-	-	-	(888,904)	(888,904)
Balance, December 31, 2018	$98,011	$233,424	$143,179	$3,491	$478,105
Carrying amount at December 31, 2018	$5,243	$45,421	$29,513	$20,985	$101,162
Cost
Balance, December 31, 2018	$103,254	$278,845	$172,692	$24,476	$579,267
Additions	-	-	95,887	-	95,887
Disposals	-	-	(48,973)	-	(48,973)
Balance, December 31, 2019	$103,254	$278,845	$219,606	$24,476	$626,181
Accumulated depreciation
Balance, December 31, 2018	$98,011	$233,424	$143,179	$3,491	$478,105
Disposals	-	-	(39,178)	-	(39,178)
Depreciation for year	792	12,445	10,641	3,892	27,770
Balance, December 31, 2019	$98,803	$245,869	$114,642	$7,383	$466,697
Carrying amount at December 31, 2019	$4,451	$32,976	$104,964	$17,093	$159,484